Leases - Schedule of Future Minimum Lease Commitments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Commitments [Abstract]
2025 (remaining 6 months)	$ 99,577	$ 57,680
2026	200,462	88,462
2027	207,783	91,116
2028	215,950	93,850
2029	197,905	72,142
Thereafter	42,436
Total lease payments	964,113	403,250
Less: imputed interest	(182,304)	(101,612)
Present value of lease liabilities	$ 781,809	$ 301,638